Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Limited Term Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(7.44%)
Past 5 years	0.01%
Past 10 years	0.38%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.44%)
Past 5 years	(0.01%)
Past 10 years	0.36%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.99%)
Past 5 years	0.29%
Past 10 years	0.58%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(6.45%)
Past 5 years	(0.16%)
Past 10 years	0.07%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(7.44%)
Past 5 years	0.03%
Past 10 years	0.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(4.55%)
Past 5 years	0.87%
Past 10 years	0.93%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(4.40%)
Since Inception	1.04%	[1]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB086
Average Annual Return:
Past 1 year	(3.55%)
Past 5 years	1.11%
Past 10 years	1.17%

[1]	A From October 2, 2018